Transactions with related parties	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with related parties

31.	Transactions with related parties

According to the definitions of control established in IFRS, the Company does not have a company controlling its operations, however, according to these definitions, the following companies are considered related parties:

a.	Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.

AMP represents an entity with significant influence over the operation of the Company, since it has representation on the Board of Directors, participates in the policy-making processes, maintains material transactions, appoints officers and provides essential technical information, but without exercising control over the Company. No other Stockholder fulfills this definition.

Transactions with AMP, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2018		2019		2020
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	411,477	Ps.	461,549	Ps.	289,154
Services received	Ps.	—	Ps.	5,558	Ps.	—

In 1999, GAP and AMP entered into a technical assistance and transfer-of-technology agreement whereby AMP and its stockholders agreed to render administrative and advisory services and transfer industry technology and know-how to GAP in Mexico in exchange for consideration. The agreement’s original 15-year term may be automatically renewed for successive five-year terms, with the approval of the stockholders, unless one party gives a termination notice to the other at least 60 days prior to the effective termination date. Only the Stockholders’ Meeting has the authority to decide the non-renewal or deny the renewal of the agreement. If GAP decides to cancel or renew the agreement, GAP needs the approval of at least 51% of the holders of Series B shares other than AMP or any party related to AMP, according to the definition of the participation agreement signed on August 25, 1999 among the SCT, GAP in Mexico, its strategic partner and the Stockholders of the strategic partner. On August 25, 2014, the initial term was renewed for five additional years.

On August 25, 2019, the initial term of the Technical Assistance agreement between the Company and AMP expired and in the same date it was automatically renewed for an additional five years, in accordance with Clause 5.2 of the agreement.

According to the agreement, as of January 1, 2000, the Company committed to pay AMP annual consideration of USD$7,000,000 for the years 2000 and 2001 and, beginning in 2002, the greater of USD$4,000,000 (these amounts are subject to adjustment based on the CPI) or 5% of GAP’s consolidated operating income only for the Mexican airports, defined as earnings before interest income or expense, calculated prior to deducting the technical assistance fee, income taxes, depreciation and amortization.

AMP is also entitled to the refund of expenses incurred in the rendering of services provided for in the agreement.

b.	Otay-Tijuana Venture, L.L.C. (OTV)

On December 9, 2015 the access to the new border crossing between Otay, USA and Tijuana, Mexico began operating at the airport in Tijuana. The facilities at CBX terminal on the side of the United States of America, are operated by OTV, a related company, which is temporarily paying compensation for the loss of non-aeronautical revenue at the airport. According to the clauses of the contract, this compensation will cease to be collected as of 2018, however the operation contract will remain in force. Transactions were made as follows:

	2018		2019		2020
Non-airport access rights	Ps.	3,737	Ps.	-	Ps.	-

c.	Accounts receivable (payable) with other related parties that are in the consolidated statement of financial position as of December 31, 2018, 2019 and 2020, are integrated as follows:

	2018		2019		2020
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	93	Ps.	3,523	Ps.	1,698
Mayo 13, S.A. de C.V. (Independent director)	Ps.	—	Ps.	729	Ps.	—
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	—	Ps.	—	Ps.	5,955
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent director)	Ps.	—	Ps.	—	Ps.	549

	2018		2019		2020
Accounts payable:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	(7,698)	Ps.	(3,079)	Ps.	-
OTV (Shareholder)	Ps.	(465)	Ps.	-	Ps.	-

d.	Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
Commercial revenues:
Especialistas en Alta Cocina, S.A. de C.V. (Independent Director)	Ps.	32,236	Ps.	34,039	Ps.	—
Mayo 13, S.A. de C.V. (Independent Director)	Ps.	9,443	Ps.	5,549	Ps.	—
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	300	Ps.	1,253	Ps.	1,313
Promotora Cabo Real, S.A. de C.V. (Shareholder)	Ps.	21,059	Ps.	28,910	Ps.	14,291
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent director)	Ps.	—	Ps.	4,886	Ps.	5,524
Fly by Wings, S.A. de C.V. (Independent director)		—		—		24,093
Beer Factory de México, S.A. de C.V. (Independent director)		—		—		1,389
Operadora y Administradora de Restaurantes Gigante, S.A. de C.V. (Independent director)		—		—		1,004
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	298	Ps.	62

	2018		2019		2020
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	8,896	Ps.	8,626	Ps.	—
Other service:
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	279	Ps.	—

e.	The total amounts paid to key management personnel or directors, for the years ended December 31, 2018, 2019 and 2020 were as follows:

	2018		2019		2020
Management	Ps.	28,961	Ps.	37,226	Ps.	39,435
Independent directors (7)	Ps.	8,140	Ps.	8,523	Ps.	9,216